Other Current Assets (Details) - Schedule of Other Current Assets with Related Parties - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Advance to Director [Member]
Other Current Assets (Details) - Schedule of Other Current Assets with Related Parties [Line Items]
Other current assets with related parties	$ 46,040	$ 19,682
Related Party [Member]
Other Current Assets (Details) - Schedule of Other Current Assets with Related Parties [Line Items]
Other current assets with related parties	$ 46,040	$ 19,682